Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of inventories

	06.30.2023	12.31.2022
Crude oil	3,218	3,738
Oil products	2,893	3,278
Intermediate products	561	587
Natural gas and Liquefied Natural Gas (LNG)	126	135
Biofuels	13	14
Fertilizers	1	4
Total products	6,812	7,756
Materials, supplies and others	1,331	1,023
Total	8,143	8,779